Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

December 31, 2020

AFF55-QTLY-0221
1.927048.109

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $129,981)	130,000	129,981
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	3,359,746	$54,192,701
Fidelity Advisor Series Growth Opportunities Fund (b)	2,310,366	37,728,274
Fidelity Advisor Series Small Cap Fund (b)	1,866,412	24,841,939
Fidelity Series All-Sector Equity Fund (b)	2,062,209	23,674,162
Fidelity Series Commodity Strategy Fund (b)	4,780,060	21,940,474
Fidelity Series Large Cap Stock Fund (b)	5,281,742	86,884,650
Fidelity Series Large Cap Value Index Fund (b)	715,093	9,446,385
Fidelity Series Opportunistic Insights Fund (b)	2,492,133	50,465,687
Fidelity Series Small Cap Opportunities Fund (b)	1,947,521	31,218,769
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,346,415	55,373,325
Fidelity Series Value Discovery Fund (b)	3,941,968	56,488,404
TOTAL DOMESTIC EQUITY FUNDS
(Cost $382,631,802)		452,254,770

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	1,728,226	19,961,006
Fidelity Series Emerging Markets Fund (b)	1,233,639	13,989,471
Fidelity Series Emerging Markets Opportunities Fund (b)	5,098,639	127,262,018
Fidelity Series International Growth Fund (b)	3,454,050	61,413,017
Fidelity Series International Small Cap Fund (b)	926,815	19,027,503
Fidelity Series International Value Fund (b)	6,092,721	61,475,555
Fidelity Series Overseas Fund (b)	4,815,552	59,712,839
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $286,334,661)		362,841,409

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	477,578	4,556,091
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	149,760	1,620,408
Fidelity Series Floating Rate High Income Fund (b)	96,068	873,255
Fidelity Series High Income Fund (b)	572,053	5,411,625
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,589,311	17,053,307
Fidelity Series International Credit Fund (b)	27,618	282,537
Fidelity Series Investment Grade Bond Fund (b)	35,484	422,970
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,112,348	19,370,235
Fidelity Series Real Estate Income Fund (b)	309,693	3,251,780
TOTAL BOND FUNDS
(Cost $51,802,631)		52,842,208

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	1,054,324	1,054,535
Fidelity Series Government Money Market Fund 0.13% (b)(d)	8,425,857	8,425,857
Fidelity Series Short-Term Credit Fund (b)	130,474	1,336,059
TOTAL SHORT-TERM FUNDS
(Cost $10,775,225)		10,816,451
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $731,674,300)		878,884,819
NET OTHER ASSETS (LIABILITIES) - 0.0%		(140,957)
NET ASSETS - 100%		$878,743,862

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7	March 2021	$1,312,080	$(311)	$(311)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18	March 2021	1,917,720	1,240	1,240
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	19	March 2021	1,223,790	(34,964)	(34,964)
TOTAL FUTURES CONTRACTS					$(34,035)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $129,981.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,502
Total	$1,502

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,430,218	$18,283,862	$11,167,268	$11,251,167	$1,453,990	$10,191,899	$54,192,701
Fidelity Advisor Series Growth Opportunities Fund	22,869,943	13,905,400	10,732,085	9,468,592	1,898,827	9,786,189	37,728,274
Fidelity Advisor Series Small Cap Fund	15,070,858	3,713,033	3,172,185	823,877	84,651	9,145,582	24,841,939
Fidelity Series All-Sector Equity Fund	15,543,866	3,888,044	3,031,280	1,583,666	(333,079)	7,606,611	23,674,162
Fidelity Series Canada Fund	11,495,621	4,682,811	1,577,371	416,988	(48,462)	5,408,407	19,961,006
Fidelity Series Commodity Strategy Fund	19,435,487	3,640,462	5,463,442	90,717	(1,195,335)	5,523,302	21,940,474
Fidelity Series Emerging Markets Debt Fund	3,666,378	564,033	370,350	164,336	8,814	687,216	4,556,091
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,555,282	37,315	9,356	592	101,849	1,620,408
Fidelity Series Emerging Markets Fund	6,848,582	3,330,580	1,225,600	191,256	37,581	4,998,328	13,989,471
Fidelity Series Emerging Markets Opportunities Fund	64,104,304	27,383,189	9,691,014	3,696,694	395,539	45,070,000	127,262,018
Fidelity Series Floating Rate High Income Fund	738,252	125,243	89,601	28,504	(576)	99,937	873,255
Fidelity Series Government Money Market Fund 0.13%	17,416,116	8,343,407	17,333,666	16,834	--	--	8,425,857
Fidelity Series High Income Fund	4,472,076	703,536	448,004	220,087	2,380	681,637	5,411,625
Fidelity Series Inflation-Protected Bond Index Fund	12,449,254	5,934,991	2,173,321	220,212	8,305	834,078	17,053,307
Fidelity Series International Credit Fund	247,355	17,720	--	17,720	--	17,462	282,537
Fidelity Series International Growth Fund	48,743,741	15,917,321	13,853,858	8,515,170	970,735	9,635,078	61,413,017
Fidelity Series International Small Cap Fund	11,650,965	1,913,720	1,046,545	152,194	58,345	6,451,018	19,027,503
Fidelity Series International Value Fund	43,608,174	7,899,673	8,419,418	1,689,350	(336,056)	18,723,182	61,475,555
Fidelity Series Investment Grade Bond Fund	--	430,263	9,086	834	8	1,785	422,970
Fidelity Series Large Cap Stock Fund	57,573,265	16,255,175	9,775,499	4,428,261	202,589	22,629,120	86,884,650
Fidelity Series Large Cap Value Index Fund	6,016,237	1,651,452	673,528	189,512	3,527	2,448,697	9,446,385
Fidelity Series Long-Term Treasury Bond Index Fund	14,209,861	10,122,088	2,333,609	1,998,537	111,393	(2,739,498)	19,370,235
Fidelity Series Opportunistic Insights Fund	33,504,927	15,196,472	9,615,342	6,006,297	817,355	10,562,275	50,465,687
Fidelity Series Overseas Fund	40,426,611	8,029,559	7,093,002	660,110	(37,076)	18,386,747	59,712,839
Fidelity Series Real Estate Income Fund	2,419,316	492,589	280,749	189,156	(11,916)	632,540	3,251,780
Fidelity Series Short-Term Credit Fund	1,224,166	67,855	2,033	24,505	(37)	46,108	1,336,059
Fidelity Series Small Cap Opportunities Fund	19,062,767	4,722,595	4,257,837	641,855	89,384	11,601,860	31,218,769
Fidelity Series Stock Selector Large Cap Value Fund	35,558,943	8,766,386	4,925,722	1,162,651	(50,282)	16,024,000	55,373,325
Fidelity Series Value Discovery Fund	36,731,477	8,002,225	5,310,098	1,158,769	50,651	17,014,149	56,488,404
	580,518,760	195,538,966	134,108,828	55,017,207	4,181,847	231,569,558	877,700,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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